DEBT (Tables)	12 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Summary of short-term and long-term debt
The short-term and long-term debt as of September 30, 2019 and 2020 were as follows:

	As of September 30,
	2019	2020
Short-term debt:
Short-term bank borrowings (1)	65,000	176,752
Long-term bank borrowings, current portion (1)	150,653	159,721
Capital lease and other financing arrangement payable, current portion (2)	103,450	201,835
Other short-term payable (3)	—	223,828

Subtotal	319,103	762,136

Long-term debt:
Long-term bank borrowings, non-current portion (1)	102,473	196,682
Capital lease and other financing arrangement payable, non-current portion (2)	298,682	242,719
Other long term payable (3)	27,190	25,519
Subtotal	428,345	464,920

Total	747,448	1,227,056

Summary of future minimum lease payments required under the capital lease arrangements
Future minimum lease payments required under the capital lease arrangements are as follows:

September 30, 2020
2021	35,459
2022	20,029
2023	12,747
2024	10,473
2025	3,328
2026 and there after	—

82,036
Less payment amount allocated to interest	8,606

Present value of capital lease obligation	73,430

Current portion of capital lease obligation	35,459
Long-term portion of capital lease obligation	37,971

73,430